Research and development cost	12 Months Ended
Mar. 31, 2026
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Research and development cost
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. Research and development cost
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Research and development expenditures incurred during the year	1,202,373	1,326,496	1,522,881
Amount capitalized	(124,788)	(111,546)	(106,751)
Amortization of capitalized development costs	160,686	162,068	151,780

Total	1,238,271	1,377,018	1,567,910